As filed with the Securities and Exchange Commission on December 29, 2009

Securities Act File No. 333-164052

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

                                          Pre-Effective Amendment                                      /X/
No. _1_

                                           Post-Effective Amendment                                    /   /

No. __

(Check appropriate box or boxes)

The FBR Funds

(Exact Name of Registrant as Specified in Charter)

1001 Nineteenth Street North

Arlington, VA 22209
(Address of Principal Executive Offices)

Registrant’s Telephone Number: 703.469.1040

William Ginivan, Esq.

General Counsel

FBR Capital Markets, Inc.

Potomac Tower

1001 Nineteenth Street North

Arlington, VA 22209
(Name and Address of Agent for Service)

Copy to: Patrick W. D. Turley, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of The FBR Funds (the “Registrant”) is being filed solely for the purpose of requesting revised series and class identifies for those series and classes of the Registrant and of the target funds that are involved in the subject reorganization transactions.  Accordingly, the contents of the initial Registration Statement on Form N-14 as filed on December 28, 2009, consisting of Part A (the Proxy Statement/Prospectus), Part B (the Statement of Additional Information), and Part C (Other Information) are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Registration Statement on Form N-14 is intended to become effective as soon as practicable after this Registration Statement becomes effective, which is expected to be the date on which the Securities and Exchange Commission declares this Registration Statement to be effective.

SIGNATURES

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Arlington and State of Virginia, on the 29th day of December, 2009.

The FBR Funds
By: /s/ David H. Ellison
David H. Ellison*, President

As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of December, 2009.

/s/ David H. Ellison*	Trustee and President (Principal Executive Officer)
David H. Ellison
December 29, 2009

/s/ Michael A. Willner*	Trustee
Michael A. Willner
December 29, 2009

/s/ Reena Aggarwal*	Trustee
Reena Aggarwal
December 29, 2009

/s/ William E. Cole, Jr.*	Trustee
William E. Cole, Jr.
December 29, 2009

/s/ Charles O. Heller*	Trustee
Charles O. Heller
December 29, 2009

/s/ Kimberly J. Bradshaw	Treasurer and Secretary (Principal Financial Officer)
Kimberly J. Bradshaw
December 29, 2009

*     Kimberly J. Bradshaw, attorney-in-fact pursuant to powers of attorney filed with the Securities and Exchange Commission with the initial Registration Statement on Form N-14 as filed on December 28, 2009.